Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000016765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000016769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000016759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
Without Sales Load [Member] | C000016765
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%	4.21%	3.62%
Without Sales Load [Member] | C000016768
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	3.44%	2.85%
Without Sales Load [Member] | C000016769
Average Annual Return [Line Items]
Average Annual Return, Percent	13.38%	4.47%	3.89%
Without Sales Load [Member] | C000016756
Average Annual Return [Line Items]
Average Annual Return, Percent	16.55%	6.74%	5.10%
Without Sales Load [Member] | C000016758
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%	5.93%	4.31%
Without Sales Load [Member] | C000016759
Average Annual Return [Line Items]
Average Annual Return, Percent	16.87%	7.02%	5.35%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	22.55%	11.79%	8.53%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	22.55%	11.79%	8.53%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	22.55%	11.79%	8.53%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	22.55%	11.79%	8.53%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	22.55%	11.79%	8.53%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Average Annual Return, Percent	22.55%	11.79%	8.53%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
DWS Index: S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
DWS Index: S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index